EQUITY - Narrative (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2023 yr shares	Jun. 30, 2023 yr shares $ / shares	Jun. 30, 2022 $ / shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares		$ 0.07	$ 0.14
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement		700,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 36.37
Average term to exercise | yr		7.5
Expected volatility, share options granted		28.70%
Expected dividend as percentage, share options granted		1.00%
Risk free interest rate, share options granted		4.00%
Liquidity Discount		25.00%
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	2,200,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 36.37
Average term to exercise | yr	7.5
Expected volatility, share options granted		28.70%
Expected dividend as percentage, share options granted		1.00%
Risk free interest rate, share options granted		4.00%
Liquidity Discount		25.00%
Common Class A | Management Share Option Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based compensation, vesting period		5 years
Share-Based Compensation Arrangement by Share-based Payment Award, Number of Shares Granted		10
Common Class A | Escrowed Stock Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based compensation, vesting period		5 years
Share-Based Compensation Arrangement by Share-based Payment Award, Number of Shares Granted		10
Common shares | Common Class B
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	85,120	85,120